Variable interest entities (VIE) - Consolidated (Details 7) SFr in Millions	Dec. 31, 2019 CHF (SFr) day	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2017 CHF (SFr)	[1]	Dec. 31, 2016 CHF (SFr)
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	SFr 101,044	SFr 99,314	SFr 109,510		SFr 121,066
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	106,997	117,095
Trading assets	153,895	133,859
Investment securities	1,004	1,477
Other investments	5,634	4,824
Net loans	304,025	292,875
Premises and equipment	4,412	4,530
Other assets	37,069	36,673
of which loans held-for-sale	8,886	6,630
Customer deposits	384,950	365,263
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	27,641	24,623
Trading liabilities	38,186	42,171
Short-term borrowings	28,869	22,419
Long-term debt	151,000	153,433
Other liabilities	SFr 30,406	30,327
CP Conduit
VIE Disclosures
Average maturity of CP (in days) | day	116
Consolidated VIEs
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	SFr 138	173
Trading assets	2,788	3,048
Other investments	1,412	1,505
Net loans	649	387
Premises and equipment	25	18
Other assets	1,674	2,027
of which loans held-for-sale	93	167
Total assets of consolidated VIEs	6,661	7,140
Trading liabilities	8	3
Short-term borrowings	4,885	5,465
Long-term debt	1,671	1,764
Other liabilities	296	277
Total liabilities of consolidated VIEs	6,860	7,509
Consolidated VIEs | Collateralized debt obligations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	6	15
Trading assets	75	72
Other investments	0	0
Net loans	0	0
Premises and equipment	0	0
Other assets	1	57
of which loans held-for-sale	0	57
Total assets of consolidated VIEs	82	144
Trading liabilities	0	0
Short-term borrowings	0	0
Long-term debt	7	48
Other liabilities	0	0
Total liabilities of consolidated VIEs	7	48
Consolidated VIEs | CP Conduit
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	1	1
Trading assets	0	0
Other investments	0	0
Net loans	325	0
Premises and equipment	0	0
Other assets	21	16
of which loans held-for-sale	0	0
Total assets of consolidated VIEs	347	17
Trading liabilities	0	0
Short-term borrowings	4,885	5,465
Long-term debt	0	0
Other liabilities	54	43
Total liabilities of consolidated VIEs	4,939	5,508
Consolidated VIEs | Financial intermediation - Securitizations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	71	68
Trading assets	1,554	1,602
Other investments	0	0
Net loans	53	119
Premises and equipment	0	0
Other assets	638	863
of which loans held-for-sale	93	107
Total assets of consolidated VIEs	2,316	2,652
Trading liabilities	0	0
Short-term borrowings	0	0
Long-term debt	1,614	1,487
Other liabilities	1	1
Total liabilities of consolidated VIEs	1,615	1,488
Consolidated VIEs | Financial intermediation - Funds
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	11	17
Trading assets	82	418
Other investments	113	153
Net loans	1	0
Premises and equipment	0	0
Other assets	4	4
of which loans held-for-sale	0	0
Total assets of consolidated VIEs	211	592
Trading liabilities	0	0
Short-term borrowings	0	0
Long-term debt	1	174
Other liabilities	4	8
Total liabilities of consolidated VIEs	5	182
Consolidated VIEs | Financial intermediation - Loans
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	39	52
Trading assets	1,063	944
Other investments	1,052	1,073
Net loans	29	23
Premises and equipment	17	18
Other assets	67	50
of which loans held-for-sale	0	3
Total assets of consolidated VIEs	2,250	2,142
Trading liabilities	8	3
Short-term borrowings	0	0
Long-term debt	13	26
Other liabilities	91	98
Total liabilities of consolidated VIEs	112	127
Consolidated VIEs | Financial intermediation - Other
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	10	20
Trading assets	14	12
Other investments	247	279
Net loans	241	245
Premises and equipment	8	0
Other assets	943	1,037
of which loans held-for-sale	0	0
Total assets of consolidated VIEs	1,455	1,593
Trading liabilities	0	0
Short-term borrowings	0	0
Long-term debt	36	29
Other liabilities	146	127
Total liabilities of consolidated VIEs	SFr 182	SFr 156

[1]	Includes restricted cash.